Ordinary Shares (Narrative) (Details) ¥ in Thousands, $ in Thousands								1 Months Ended	12 Months Ended
	Jan. 21, 2016 shares	Nov. 20, 2015 CNY (¥) shares	Nov. 20, 2015 USD ($) shares	May 08, 2015 CNY (¥) shares	May 08, 2015 USD ($) shares	Dec. 15, 2014 CNY (¥) shares	Dec. 15, 2014 USD ($) shares	May 31, 2015 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 USD ($) shares	May 09, 2014 shares
Class of Stock [Line Items]
Ordinary shares, shares issued									389,331,544	389,331,544	388,918,015
Proceeds from the private placement, net of issuance cost									¥ 0	$ 0	¥ 0	¥ 3,275,835
Business Cooperation Agreement [Member]
Class of Stock [Line Items]
Fair value of acquired intangible assets | ¥				¥ 660,215
Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued									371,958,044	371,958,044	371,544,515
Initial public offering [Member] | DCM Hybrid RMB Fund, L.P. [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued														5,000,000
Initial public offering [Member] | Qihoo 360 Technology Co. Ltd. [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued														1,666,666
Initial public offering [Member] | Ctrip [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued														5,000,000
Private Placement [Member]
Class of Stock [Line Items]
Issuance costs | ¥												3,414
Total consideration amount | ¥												3,275,835
Private Placement [Member] | Additional paid-in capital [Member]
Class of Stock [Line Items]
Total consideration amount | ¥												¥ 3,275,775
Private Placement [Member] | Business Cooperation Agreement [Member] | Additional paid-in capital [Member]
Class of Stock [Line Items]
Total consideration amount | ¥				¥ 3,104,457
Private Placement [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares,net of issuance costs (in shares)	90,909,091	90,909,091	90,909,091	93,750,000	93,750,000	36,812,868	36,812,868
Proceeds from the private placement, net of issuance cost		¥ 3,279,000	$ 500,000	¥ 2,445,000	$ 400,000	¥ 905,792	$ 148,000
Issuance costs | ¥				¥ 1,078		¥ 14,279
Private Placement [Member] | Ctrip [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares,net of issuance costs (in shares)								3,750,000					3,731,034
Proceeds from the private placement, net of issuance cost | $								$ 20,000					$ 15,000